NOTES PAYABLE (Details Narrative) - USD ($)	1 Months Ended								3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 28, 2023	Jun. 26, 2023	Mar. 31, 2023	Jan. 21, 2023	Oct. 25, 2022	Apr. 21, 2022	Jul. 31, 2021	May 31, 2020	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 07, 2023	Oct. 31, 2016
Interest charge										$ 23,826	$ 124,660	$ 178,958	$ 0
Current portion of notes payable										7,404,120		6,748,396	10,500
Initial purchase consideration obligation										1,000		1,000
Long-term notes payable										351,896		145,357	767,160
Current portion of notes payable, net of debt discount										2,660,116		2,464,823	$ 1,020,350
OID Purchase Agreement [Member]
Current portion of notes payable										600,000
Description of security purchase agreement					the Company entered a securities purchase agreement (the “OID Purchase Agreement”) with 622 Capital, LLC (“622 Capital”), whereby 622 Capital purchased from the Company, and the Company issued, (i) an aggregate principal amount of $600,000 of 20% original issue discount senior notes (each, a “Note” and collectively, the “Notes”), and (ii) 2,620,545 shares of common stock, par value $0.0001 per share, of the Company
Purchase Agreement [Member]
Current portion of notes payable										4,882,353
Debt instrument face amount						$ 4,885,353
Percent of consideration paid						80.10%
Percent of maximum number of common stock						125.00%
Original issue discount percent						15.00%
Original issue discount amount												4,790,286
Percent of warrant shares						100.00%
Settlement And Release Agreement Member | Boston Solar [Member]
Current portion of notes payable										90,000
Long-term notes payable										$ 215,000
Total payment			$ 500,000						$ 45,000
EnergyWyze [Member]
Discount rate										25.00%
Current portion of notes payable												60,280
Fair value of purchase consideration										$ 339,599		339,599
Initial purchase consideration obligation										450,000		339,599
Remaining fair value amount of purchase obligation												75,464
Long-term notes payable												15,184
Debt instrument face amount	$ 130,000									130,000
Number of trading days	10 days
SBA Loan [Member]
Current portion of notes payable										27,778		23,392
Interest rate								3.75%
Long-term notes payable										$ 122,222		126,608
Proceed from loan								$ 150,000
Monthly installment								$ 731
Debt instrument maturity period								30 years
Promossory Note [Member] | New Purchase Agreement [Member]
Current portion of notes payable												1,166,126
Debt instrument face amount							$ 1,580,000
Periodic payment principal due on October 31, 2022							250,000
Quarterly cash payments							250,000
Minimum payment							50,000
Description of security purchase agreement					the Company entered a Securities Purchase Agreement (the “OID Purchase Agreement”) with 622 Capital, LLC (“622 Capital”), whereby 622 Capital purchased from the Company, and the Company issued, (i) an aggregate principal amount of $600,000 of 20% original issue discount senior notes (each, a “Note” and collectively, the “Notes”), and (ii) 2,620,545 shares of common stock, par value $0.0001 per share, of the Company.
Discount on note, Percentage				120.00%
Interest rate				15.00%
Promissory Note [Member]
Discount rate										25.00%
Current portion of notes payable										$ 225,000
Debt instrument face amount														$ 284,760
Original issue discount amount										30,510
Monthly installment										$ 31,893
Number of trading days										10 days
Current portion of notes payable, net of debt discount										$ 103,476
Total payback to the holder										318,931
Promissory Note [Member] | Purchase Agreements [Member]
Current portion of notes payable										$ 1,184,808
Debt instrument face amount							1,580,000
Periodic payment principal due on October 31, 2022							250,000
Quarterly cash payments							250,000
Minimum payment							$ 50,000
Promissory Note Additional [Member]
Interest rate		12.00%								25.00%
Interest charge		$ 14,238
Debt instrument face amount		118,650
Original issue discount amount		$ 13,640
Monthly installment										$ 14,765
Number of trading days		10 days
Current portion of notes payable, net of debt discount										79,794
Seller Convertiable Notes [Member]
Interest rate						12.50%
Convertible note						$ 976,016
Current portion of notes payable										1,378,111		1,378,111
Fair value of note						$ 1,378,111
Discount rate						20.00%
Debt instrument premium						$ 409,095
Other Debt [Member]
Interest rate															0.00%
Convertible note															$ 10,500
Conversion price															$ 0.525
Current portion of notes payable												10,500
Seller Notes Payable [Member]
Current portion of notes payable										750,000		705,764
Debt instrument face amount						1,000,000
Periodic payment principal due on October 31, 2022						250,000
Periodic principal amount due on October 31, 2023						500,000
Periodic payment principal due on April 30, 2023						250,000
Issuance of promissory note with a fair value						$ 897,306
Interest expenses period						18 years
Long-term notes payable												468,515
Seller 36 months Notes Payable [Member]
Current portion of notes payable										830,836		569,499
Fair value of note						$ 1,252,272
Long-term notes payable										$ 575,223		$ 840,474
Unsecured seller note						$ 1,940,423
Number of trading days										60 days		60 days